Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions
Related Party Transactions

28.Related Party Transactions

Management and Director Compensation

Compensation for the company’s key management team for the years ended December 31 determined in accordance with the company’s IFRS accounting policies was as follows:

	2022	2021
Salaries and other short-term employee benefits	10.2	10.8
Share-based payments	5.7	4.7
	15.9	15.5

Compensation for the company’s Board of Directors for the years ended December 31 was as follows:

	2022	2021
Retainers and fees	1.7	1.5
Share-based payments	0.3	0.4
	2.0	1.9

Transactions with subsidiaries

Thomas Cook India conversion of preferred shares

During 2022 the company converted its preferred shares in Thomas Cook India to common shares, which increased the company’s ownership interest by 6.6%. See note 16.

Fairfax India Performance Fee Receivable

On December 31, 2022 the holding company had a performance fee receivable of $41.5 pursuant to its investment advisory agreement with Fairfax India for the period from January 1, 2021 to December 31, 2023. This intercompany receivable is eliminated in the company’s consolidated financial reporting. Under the investment advisory agreement, if a performance fee is payable for the period ending on December 31, 2023, the performance fee will be payable in cash, or at Fairfax’s option, in subordinate voting shares of Fairfax India. If Fairfax elects to have the performance fee paid in subordinate voting shares, such election must be made no later than December 15, 2023.